ORGANIZATION AND PRINCIPAL ACTIVITIES - Consolidated financial statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 5,263	$ 607
Inventories	404
Prepayment for vehicle purchase and other current assets	53,270	441
Amount due from related parties		705
TOTAL CURRENT ASSETS	58,937	1,753
Property and equipment, net	22	1
Intangible asset, net	14,640	293
Other non-current assets, net		4,546
TOTAL NON-CURRENT ASSETS	15,223	4,840
TOTAL ASSETS	74,160	6,593
Accounts payable	295
Short-term borrowing	6,277
Accrued expenses and other current liabilities	14,491	6
Advance from customers	553	410
Amounts due to related parties	3,943	10
Income tax payable	3,399	4
TOTAL CURRENT LIABILITIES	29,383	430
Long-term lease liabilities	431
TOTAL NON-CURRENT LIABILITIES	6,698
TOTAL LIABILITIES	36,081	430
Revenues	253,840	1,207	$ 45,848
Net loss	(195,928)	(166)	(110)
Net cash provided by (used in) operating activities	(2,103)	(1,135)	160
Net cash (used in) provided by investing activities	4,267	(290)
Net cash (used in) provided by financing activities	2,000	2,132	(318)
Consolidated VIEs | WFOE
Cash and cash equivalents	343	607
Inventories	404
Prepayment for vehicle purchase and other current assets	51,236	442
Amount due from related parties		704
TOTAL CURRENT ASSETS	51,983	1,753
Property and equipment, net	21	1
Intangible asset, net	295	293
Right-of-use assets	10
Other non-current assets, net		4,546
TOTAL NON-CURRENT ASSETS	326	4,840
TOTAL ASSETS	52,309	6,593
Accounts payable	199
Short-term borrowing	6,277
Accrued expenses and other current liabilities	8,873	6
Advance from customers	500	412
Amounts due to related parties		10
Income tax payable	3,511	2
TOTAL CURRENT LIABILITIES	19,360	430
TOTAL LIABILITIES	19,360	430
Revenues	253,840	1,207	45,848
Net loss	(768)	(166)	(109)
Net cash provided by (used in) operating activities	(3,092)	(1,135)	158
Net cash (used in) provided by investing activities	2,822	(290)
Net cash (used in) provided by financing activities		$ 2,132	$ (318)
Consolidated VIEs | WFOE | Recourse [Member]
Short-term borrowing	$ 6,277